Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Leases Text Block [Abstract]
Schedule of Information on Leases	Information on leases:
	Year ended December 31,
	2023	2022	2021
	USD in thousands

Interest expense on lease liabilities	181	258	210
Total cash outflow for leases	1,711	2,240	1,175

Schedule of Right-of-Use Assets, Net	Disclosures in respect of right-of-use assets, net:
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	7,231	1,794	9,025
Additions during the year:
New leases	-	643	643
Terminated lease	(2,961)	(80)	(3,041)
Classification	-	71	71
Adjustments arising from indexation	137	-	137
Other	(19)	-	(19)
Adjustments arising from translating financial statements from functional currency to presentation currency	(264)	(10)	(274)

Balance as of December 31, 2023	4,124	2,418	6,542

Accumulated depreciation:

Balance as of January 1, 2023	1,528	990	2,518
Additions during the year:
Depreciation in the year	1,033	530	1,563
Adjustments arising from translating financial statements from functional currency to presentation currency	(28)	(20)	(49)

Balance as of December 31, 2023	2,533	1,500	4,032

Depreciated cost as of December 31, 2023	1,591	918	2,510
	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	7,510	1,262	8,772
Additions during the year:
New leases	243	711	954
Adjustments arising from indexation	379	-	379
Adjustments arising from translating financial statements from functional currency to presentation currency	(901)	(179)	(1,080)

Balance as of December 31, 2022	7,231	1,794	9,025

Accumulated depreciation:

Balance as of January 1, 2022	168	369	537
Additions during the year:
Depreciation in the year	1,445	695	2,140
Adjustments arising from translating financial statements from functional currency to presentation currency	(85)	(74)	(159)

Balance as of December 31, 2022	1,528	990	2,518

Depreciated cost as of December 31, 2022	5,703	804	6,507